Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Notes Payable
6.	Notes Payable
In April 2019, the Company entered into a term loan agreement with Silicon Valley Bank (the “SVB Loan Agreement”), pursuant to which the Company borrowed $5.5 million. In April 2020, the Company entered into a deferral agreement with Silicon Valley Bank (“SVB”), which extended the interest-only payment period through June 30, 2021 and deferred the maturity date of the borrowings to June 1, 2023. In July 2020, the Company repaid in full all outstanding indebtedness and terminated all commitments and obligations under the SVB Loan Agreement. The repayment to SVB was approximately $5.7 million, which satisfied all of the Company’s debt obligations, including a final interest payment equal to 4% of the original principal amount of the borrowing.

7
. Notes Payable
In April 2019, the Company entered into a term loan agreement with Silicon Valley Bank (the “SVB Loan Agreement”), pursuant to which the Company borrowed $5.5 million. The Company used the proceeds of the SVB Loan Agreement plus cash on hand to repay its remaining obligations in the amount of $5.9 million under its existing loan agreement with Western Alliance Bank and Solar Capital Ltd (the “Loan Agreement and Amendments”). The maturity date of the SVB Loan Agreement is December 1, 2022. Under the terms of the SVB Loan Agreement, the Company is required to make interest-only payments through December 31, 2020 on the borrowings at a floating rate equal to the greater of 3.25% or the Prime Rate as defined in the SVB Loan Agreement minus 2.25%, followed by an amortization period of 24 months of equal monthly payments of principal plus interest amounts until paid in full. In addition to and not in substitution for the regular monthly payments of principal plus accrued interest, the Company is required to make a final payment equal to 4% of the original principal amount of the borrowings (the “Final Payment Fee”). Additionally, the Company may prepay all, but not less than all, of the borrowings at any time upon 30 days’ prior notice to Silicon Valley Bank (“SVB”). Any such prepayment would require, in addition to payment of principal and accrued interest as well as the Final Payment Fee, a prepayment fee, in the amount of (a) $165,000 if the prepayment occurs prior to the 1st anniversary of April 26, 2019, or the Effective Date; (b) $110,000 if the prepayment occurs on or after the 1st anniversary of the Effective Date but prior to the 2nd anniversary of the Effective Date; or (c) $55,000 if the prepayment occurs on or after the 2nd anniversary of the Effective Date.
The Company’s obligations under the SVB Loan Agreement are secured by a first priority security interest in cash held at an account with SVB (the “Collateral Account”). The Company is obligated to maintain sufficient cash in the Collateral Account at all times in an amount equal to or greater than the outstanding balance of the borrowings. The Company has classified the Collateral Account as restricted cash on its consolidated balance sheets as of December 31, 2019.
The SVB Loan Agreement contains customary affirmative and negative covenants which, among other things, limit the Company’s ability to (i) incur additional indebtedness, (ii) pay dividends or make certain distributions, (iii) dispose of its assets, grant liens or encumber its assets or (iv) fundamentally alter the nature of its business. These covenants are subject to a number of exceptions and qualifications. The SVB Loan Agreement also contains customary events of default, including among other things, the Company’s failure to make any principal or interest payments when due, the occurrence of certain bankruptcy or insolvency events or a material adverse change, or its breach of the covenants under the SVB Loan Agreement. Upon the occurrence of an event of default, SVB may, among other things, accelerate the Company’s obligations under the SVB Loan Agreement. The Company was in compliance with all applicable covenants set forth in the SVB Loan Agreement as of December 31, 2019. The principal payments due under the SVB Loan Agreement have been classified as a current liability at December 31, 2019 due to the considerations discussed in Note 1 and the assessment that the material adverse change clause under the SVB Loan Agreement is not within the Company’s control. The Company has not been notified of an event of default by the Lenders as of the date of the filing of this Annual Report Form
10-K.

Aggregate future minimum payments due under the SVB Loan Agreement as of December 31, 2019 were as follows (in thousands):

Year ending December 31,	Total
2020	179
2021	2,888
2022	3,018

Total minimum payments	6,085
Less amount representing interest	(585)

Total notes payable as of December 31, 2019	5,500
Less unamortized debt discount and issuance costs	(35)
Less current portion of notes payable	(5,465)

Non-current portion of notes payable	$—